Derivative Liability	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 7 – DERIVATIVE LIABILITY

Due to the potential adjustment in the conversion price associated with certain of the convertible debentures and the potential adjustment in the exercise price of certain of the warrants, the Company had determined that certain conversion features and warrants are derivative liabilities.

As described in Note 6 above, the Company on January 31, 2017 entered into Conversion Agreements with Investors pursuant to which each Investor agreed to convert all amounts of debt accrued and payable to such persons including interest under the terms of their respective financing or loan agreement into shares of Company common stock at $0.10 per share. Certain Investors that had a conversion price less than $0.10 converted at such applicable conversion price. The investors at the time of conversion also agreed to waive any existing rights with respect to certain price protection and anti-dilution rights contained in their Stock Purchase Warrants.

Additionally, on February 22, 2017, the Company entered into an Agreement and Release with a holder of certain debentures that represented final and full payment of all amounts owed under such debentures which included debt with a face value of $300,000, accrued interest of approximately $31,000, cancellation of 3,600,000 warrants (previously accounted for as derivative liabilities) as well as certain pledged shares (2,500,000 shares) in exchange for $300,000 in cash. These debentures also had potential price adjustments on these debentures that have also been eliminated.

Therefore, as a result of the conversion and repayment of the outstanding indebtedness and related accrued interest as well as the elimination of anti-dilution rights of Stock Purchase Warrants, the Company no longer holds liabilities with derivatives requiring fair value as of December 31, 2017.

A summary of derivative activity for the year ended December 31, 2017 is as follows:

Balance at January 1, 2017	$18,056,631
Modification of derivatives	319,770
Cancellation of warrants previously accounted for as derivative liabilities and elimination of derivative conversion features resulting from conversion of related party debt to equity	(11,213,573)
Change in fair value	452,146
Reclassification of derivatives to equity upon removal of price protection in warrants	(7,614,974)
Balance at December 31, 2017	$—

Certain notes payable, convertible notes payable and related interest were converted into equity in January 2017. Accordingly, the associated derivative liability related to these notes payable, convertible notes payable and related interest is classified as long-term liabilities at December 31, 2018 in accordance with US GAAP.